Impaired Loans (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Land Transport USD ($)	Sep. 30, 2014 Land Transport INR	Mar. 31, 2014 Land Transport INR	Sep. 30, 2014 Iron and Steel USD ($)	Sep. 30, 2014 Iron and Steel INR	Mar. 31, 2014 Iron and Steel INR	Sep. 30, 2014 Others (none greater than 5% of impaired loans) USD ($)	Sep. 30, 2014 Others (none greater than 5% of impaired loans) INR	Mar. 31, 2014 Others (none greater than 5% of impaired loans) INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 560.8	34,727.5	29,686.5	$ 36.2	2,239.7	2,077.9	$ 33.5	2,073.3	1,811.8	$ 491.1	30,414.5	25,796.8